NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Net income (loss) per share attributable to ordinary shareholders of the Company
SUMMARY OF NET INCOME PER SHARE, BASIC AND DILUTED

Basic net income (loss) per share is the amount of net income (loss) available to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Numerator:
Numerator for basic calculation-Net income (loss) attributable to ordinary shareholders	120,395	(26,286)

Denominator:
Denominator for basic calculation-weighted average ordinary shares outstanding	203,856,436	201,065,185
Dilutive effect of share options	2,008,657	-
Denominator for diluted calculation	205,865,093	201,065,185

Basic net income (loss) per ordinary share	0.59	(0.13)
Diluted net income (loss) per ordinary share	0.58	(0.13)